Pension Plans and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 27	$ 31	$ 32
Expected return on plan assets	(32)	(33)	(31)
Amortization of net loss	32	21	16
Settlement loss	0	0	3
Service cost	0	0	1
Net periodic pension cost	$ 27	$ 19	$ 21